Fair Value Measurements - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) basispoint professional security	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
AFG's internal investment professionals | professional		25
Level 3 assets as a percentage of total assets measured at fair value		8.00%
Percentage of level 3 assets that were priced using non-binding broker quotes		71.00%
Level 3 assets that were priced using non-binding broker quotes		$ 2,000
Percent of Spreads Used in Third-Party Pricing Model		80.00%
Fair value of equity securities transferred into level 3		$ 223	$ 219	$ 109
Life contingent annuities		$ 232	206
Fixed-indexed annuities (embedded derivative), majority of future years | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		7.00%
Fixed-indexed annuities (embedded derivative), majority of future years | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		11.00%
Fixed-indexed and variable-indexed annuities (embedded derivative)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivatives in annuity benefits accumulated measured using a discounted cash flow approach		$ 2,720
Fixed-indexed and variable-indexed annuities (embedded derivative) | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		3.00%
Fixed-indexed and variable-indexed annuities (embedded derivative) | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable input surrenders used in Level 3 fair value determination		23.00%
Not designated as hedging instrument | Annuity benefits | Fixed-indexed and variable-indexed annuities (embedded derivative)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total realized/unrealized gains (losses) included in net income for the embedded derivatives related to the unlocking of actuarial assumptions		$ (44)	(25)	(17)
Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of equity securities transferred into level 3		203	219	100
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of equity securities transferred into level 3	$ 20	20	$ 0	$ 9
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Internally Developed Level 3 Assets		794
Third party pricing model | Level 3 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Internally Developed Level 3 Assets		$ 440
Securities Priced Using Third-Party Model | security		100
Debt Securities, Available-for-sale, Measurement Input | basispoint		584
Third party pricing model | Level 3 | Fixed maturities | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input | basispoint		131
Third party pricing model | Level 3 | Fixed maturities | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input | basispoint		2,966
Minimum | Third party pricing model | Level 3 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input | basispoint		400
Maximum | Third party pricing model | Level 3 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-sale, Measurement Input | basispoint		700